Cash Flow Reconciliations - Reconciliation of equity offerings arising from financing activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	$ 111,544
Proceeds from public offerings and private placement (net of underwriting discounts and commissions)	24
Offering costs	(660)	$ (336)
Net proceeds from equity offerings at the end of the year	110,908
Non-cash items
Offering costs	276
Net proceeds from equity offerings at the end of the year	276
Total
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)	111,544
Proceeds from public offerings and private placement (net of underwriting discounts and commissions)	24
Offering costs	(384)
Net proceeds from equity offerings at the end of the year	$ 111,184